UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1 – Schedule of Investments.

Cullen High Dividend Equity Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 99.15%
Aerospace & Defense - 5.61%
Boeing Co.	173,300	$44,054,593
Raytheon Co.	322,935	60,253,212
		104,307,805

Auto Parts & Equipment - 0.87%
Adient PLC	35,325	2,966,947
Johnson Controls International PLC	326,000	13,134,540
		16,101,487

Chemicals - 3.58%
DowDuPont, Inc.	960,923	66,524,699

Communications Equipment - 5.49%
Cisco Systems, Inc.	1,780,050	59,863,081
Corning, Inc.	1,413,415	42,289,377
		102,152,458

Distillers & Vintners - 3.16%
Diageo PLC - Sponsored ADR	445,000	58,797,850

Distributors - 3.08%
Genuine Parts Co.	598,890	57,283,828

Diversified Banks - 7.79%
HSBC Holdings PLC - Sponsored ADR	837,600	41,385,816
JPMorgan Chase & Co.	622,025	59,409,608
Wells Fargo & Co.	801,000	44,175,150
		144,970,574

Electric Utilities - 3.42%
NextEra Energy, Inc.	433,400	63,514,770

Household Products - 2.03%
Kimberly-Clark Corp.	320,835	37,755,863

Industrial Conglomerates - 5.49%
3M Co.	259,922	54,557,628
General Electric Co.	1,963,870	47,486,376
		102,044,004

Insurance - 0.32%
Brighthouse Financial, Inc.(a)	97,195	5,909,456

Integrated Oil & Gas - 9.45%
Chevron Corp.	554,850	65,194,875
ConocoPhillips	838,450	41,964,422
Exxon Mobil Corp.	345,450	28,319,991
	Shares	Value (Note 1)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, - Class B, Sponsored ADR	644,600	$40,313,284
		175,792,572

Integrated Telecommunication - 3.22%
BCE, Inc.	1,280,098	59,946,989

Integrated Telecommunication Services - 2.86%
AT&T, Inc.	1,356,850	53,147,814

Life & Health Insurance - 2.99%
MetLife, Inc.	1,069,150	55,542,343

Miscellaneous Manufacturing - 1.00%
Siemens AG - Sponsored ADR	261,670	18,513,153

Personal Products - 2.88%
Unilever NV	907,194	53,560,734

Pharmaceuticals - 15.73%
AstraZeneca PLC - Sponsored ADR	1,258,986	42,654,446
Eli Lilly & Co.	466,050	39,865,917
Johnson & Johnson	471,350	61,280,213
Merck & Co., Inc.	821,600	52,607,048
Novartis AG - Sponsored ADR	576,446	49,487,889
Pfizer, Inc.	1,307,050	46,661,685
		292,557,198

Property & Casualty Insurance - 5.62%
Chubb Ltd.	379,025	54,030,014
Travelers Cos., Inc.	412,400	50,527,248
		104,557,262

Semiconductors - 2.52%
Intel Corp.	1,232,650	46,939,312

Specialized REITs - 4.29%
HCP, Inc.	676,150	18,817,255
Welltower, Inc.	868,050	61,006,554
		79,823,809

Systems Software - 3.02%
Microsoft Corp.	754,250	56,184,083

Tobacco - 4.73%
Altria Group, Inc.	728,900	46,226,838
Philip Morris International, Inc.	376,719	41,819,576
		88,046,414

TOTAL COMMON STOCKS
(Cost $1,056,449,689)		1,843,974,477

7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 0.63%
JPMorgan U.S. Government Money Fund, Institutional Class	0.884%	11,780,773	$11,780,773

TOTAL SHORT TERM INVESTMENTS
(Cost $11,780,773)			11,780,773

TOTAL INVESTMENTS 99.78%
(Cost $1,068,230,462)			$1,855,755,250

Other Assets In Excess Of Liabilities and 0.22%			4,160,197

NET ASSETS 100.00%			$1,859,915,447

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	16.72%	$310,979,635
Health Care	15.73	292,557,198
Industrials	12.81	237,999,502
Consumer Staples	12.80	238,160,861
Information Technology	11.03	205,275,853
Energy	9.45	175,792,572
Telecommunication Services	6.08	113,094,803
Real Estate	4.29	79,823,809
Materials	3.58	66,524,699
Utilities	3.42	63,514,770
Consumer Discretionary	3.24	60,250,775
TOTAL COMMON STOCKS	99.15	1,843,974,477

SHORT TERM INVESTMENTS	0.63	11,780,773

TOTAL INVESTMENTS	99.78%	$1,855,755,250
Other Assets In Excess Of Liabilities	0.22	4,160,197
TOTAL NET ASSETS	100.00%	$1,859,915,447

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen International High Dividend Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.30%
Australia - 1.64%
Sonic Healthcare Ltd.	250,000	$4,100,453

Canada - 4.55%
BCE, Inc.	62,700	2,936,241
Manulife Financial Corp.	236,600	4,800,614
Vermilion Energy, Inc.	103,400	3,675,247
		11,412,102

France - 12.02%
BNP Paribas SA	101,590	8,194,732
Cie Generale des Etablissements Michelin	39,470	5,761,230
Engie SA	318,870	5,415,662
Sanofi	56,465	5,606,495
TOTAL SA - Sponsored ADR	96,600	5,170,032
		30,148,151

Germany - 11.40%
Allianz SE	32,340	7,260,398
Daimler AG	23,600	1,881,932
Deutsche Telekom AG	260,555	4,860,994
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,950	3,196,398
ProSiebenSat.1 Media SE	123,005	4,192,025
Siemens AG	51,175	7,209,668
		28,601,415

Hong Kong - 2.55%
BOC Hong Kong Holdings Ltd.	1,315,500	6,390,909

Indonesia - 0.04%
Telekomunikasi Indonesia Persero Tbk PT	320,000	111,189

Ireland - 2.90%
Smurfit Kappa Group PLC	232,260	7,274,471

Japan - 4.08%
Honda Motor Co. Ltd.	65,900	1,951,378
Japan Tobacco, Inc.	133,400	4,372,177
Nippon Telegraph & Telephone Corp.	85,130	3,901,492
		10,225,047

Netherlands - 7.19%
ING Groep NV	415,670	7,663,981
NN Group NV	121,715	5,093,909
Unilever NV	89,200	5,266,368
		18,024,258

	Shares	Value (Note 1)
Norway - 1.20%
Orkla ASA	294,350	$3,019,448

Russia - 1.72%
MMC Norilsk Nickel PJSC - ADR	250,980	4,316,856

Singapore - 3.45%
Singapore Telecommunications Ltd.	669,000	1,814,973
United Overseas Bank Ltd.	394,500	6,834,568
		8,649,541

Sweden - 3.22%
Investor AB, Class B	163,246	8,063,189

Switzerland - 14.44%
ABB Ltd. - Sponsored ADR	256,270	6,342,683
Nestle SA	72,145	6,042,195
Novartis AG - Sponsored ADR	82,765	7,105,375
Roche Holding AG	22,050	5,628,915
UBS Group AG	420,685	7,189,897
Zurich Insurance Group AG	12,820	3,910,805
		36,219,870

Taiwan - 2.24%
Advanced Semiconductor Engineering, Inc.	4,600,000	5,627,886

United Kingdom - 20.66%
AstraZeneca PLC - Sponsored ADR	86,110	2,917,407
BAE Systems PLC	754,355	6,383,429
British American Tobacco PLC - Sponsored ADR	79,950	4,992,877
Diageo PLC	181,150	5,954,438
GlaxoSmithKline PLC	202,425	4,037,549
HSBC Holdings PLC	810,133	7,938,922
Imperial Brands PLC	111,300	4,748,682
Royal Dutch Shell PLC, Class B	163,340	5,022,102
Smiths Group PLC	261,370	5,523,220
SSE PLC	105,720	1,979,058
Vodafone Group PLC - Sponsored ADR	81,620	2,322,905
		51,820,589

TOTAL COMMON STOCKS
(Cost $185,643,306)		234,005,374

PREFERRED STOCK - 2.11%
Brazil - 2.11%
Telefonica Brasil SA	333,000	5,294,943

TOTAL PREFERRED STOCK
(Cost $4,810,008)		5,294,943

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 2.03%
JPMorgan U.S. Government Money Fund, Institutional Class	0.884%	5,082,123	$5,082,123

TOTAL SHORT TERM INVESTMENTS
(Cost $5,082,123)			5,082,123

TOTAL INVESTMENTS 97.44%
(Cost $195,535,437)			$244,382,440

Other Assets In Excess Of Liabilities and 2.56%			6,434,276

NET ASSETS 100.00%			$250,816,716

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	30.54%	$76,538,322
Health Care	11.71	29,396,194
Consumer Staples	11.60	29,129,817
Industrials	10.15	25,459,000
Consumer Discretionary	7.60	19,052,933
Telecommunication Services	6.36	15,947,794
Energy	5.53	13,867,381
Materials	4.62	11,591,327
Utilities	2.95	7,394,720
Information Technology	2.24	5,627,886
TOTAL COMMON STOCKS	93.30	234,005,374

PREFERRED STOCK
Telecommunication Services	2.11	5,294,943
TOTAL PREFERRED STOCK	2.11	5,294,943

SHORT TERM INVESTMENTS	2.03	5,082,123

TOTAL INVESTMENTS	97.44%	$244,382,440
Other Assets In Excess Of Liabilities	2.56	6,434,276
TOTAL NET ASSETS	100.00%	$250,816,716

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.02%
Aerospace & Defense - 4.39%
Orbital ATK, Inc.	1,260	$167,782

Airlines - 1.56%
JetBlue Airways Corp.(a)	3,210	59,481

Apparel - 3.49%
Carter's, Inc.	1,350	133,313

Auto Parts & Equipment - 3.19%
Motorcar Parts of America, Inc.(a)	4,135	121,817

Commercial Services - 3.45%
Robert Half International, Inc.	2,620	131,891

Communications - 3.72%
Mitel Networks Corp.(a)	16,960	142,294

Computer Hardware - 2.08%
Avnet, Inc.	2,020	79,386

Construction & Engineering - 4.71%
Quanta Services, Inc.(a)	4,820	180,123

Electronic Equipment & Instruments - 9.31%
Babcock & Wilcox Enterprises, Inc.(a)	12,060	40,160
Orbotech Ltd.(a)	4,640	195,854
VeriFone Systems, Inc.(a)	5,910	119,855
		355,869

Environmental & Facilities Services - 2.27%
Team, Inc.(a)	6,500	86,775

Gold - 2.83%
Tahoe Resources, Inc.	20,500	108,035

Healthcare-Services - 7.40%
Brookdale Senior Living, Inc.(a)	5,045	53,477
Capital Senior Living Corp.(a)	3,960	49,698
Ensign Group, Inc.	7,950	179,591
		282,766

Household Products/Wares - 3.47%
Helen of Troy Ltd.(a)	1,370	132,753

Insurance - 6.36%
Assured Guaranty Ltd.	1,020	38,505
Brighthouse Financial, Inc.(a)	1,285	78,128
United Insurance Holdings Corp.	7,760	126,488
		243,121

	Shares	Value (Note 1)
Machinery-Diversified - 3.67%
AGCO Corp.	1,900	$140,163

Media - 6.71%
AMC Networks, Inc., Class A(a)	1,855	108,462
Scripps Networks Interactive, Inc., Class A	1,725	148,160
		256,622

Oil & Gas Exploration & Production - 3.64%
Cimarex Energy Co.	1,225	139,246

Oil & Gas Services - 1.72%
Oceaneering International, Inc.	2,500	65,675

Regional Banks - 10.80%
Bank of the Ozarks	2,300	110,515
CVB Financial Corp.	2,950	71,301
First Bancorp	3,400	116,994
National Bank Holdings Corp., Class A	3,200	114,208
		413,018

Savings & Loans - 6.98%
HomeStreet, Inc.(a)	4,810	129,870
United Community Financial Corp.	14,280	137,088
		266,958

Software - 3.03%
Verint Systems, Inc.(a)	2,770	115,925

Technology - 3.24%
Quality Systems, Inc.(a)	7,875	123,874

TOTAL COMMON STOCKS
(Cost $3,099,914)		3,746,887

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 1.95%
JPMorgan U.S. Government Money Fund, Institutional Class	0.884%	74,679	74,679

TOTAL SHORT TERM INVESTMENTS
(Cost $74,679)			74,679

TOTAL INVESTMENTS 99.97%
(Cost $3,174,593)			$3,821,566

Other Assets In Excess Of Liabilities and 0.03%			1,346

NET ASSETS 100.00%			$3,822,912

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	24.14%	$923,097
Industrials	21.10	806,375
Information Technology	17.09	653,314
Consumer Discretionary	16.86	644,505
Health Care	10.64	406,640
Energy	5.36	204,921
Materials	2.83	108,035
TOTAL COMMON STOCKS	98.02	3,746,887

SHORT TERM INVESTMENTS	1.95	74,679

TOTAL INVESTMENTS	99.97%	$3,821,566
Other Assets In Excess Of Liabilities	0.03	1,346
TOTAL NET ASSETS	100.00%	$3,822,912

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.43%
Aerospace & Defense - 4.91%
Boeing Co.	3,025	$768,985
Raytheon Co.	4,475	834,946
		1,603,931

Agriculture - 2.01%
Archer-Daniels-Midland Co.	15,450	656,780

Auto Parts & Equipment - 1.74%
Adient PLC	987	82,898
BorgWarner, Inc.	9,500	486,685
		569,583

Communications Equipment - 3.35%
Cisco Systems, Inc.	32,600	1,096,338

Diversified Banks - 10.73%
Citigroup, Inc.	17,100	1,243,854
JPMorgan Chase & Co.	12,600	1,203,426
Wells Fargo & Co.	19,200	1,058,880
		3,506,160

Electronics - 2.85%
Arrow Electronics, Inc.(a)	11,600	932,756

Gold - 2.66%
Newmont Mining Corp.	23,200	870,232

Health Care Equipment - 2.77%
Medtronic PLC	11,660	906,798

Heavy Electrical Equipment - 2.30%
ABB Ltd. - Sponsored ADR	30,350	751,162

Household Products - 2.35%
Unilever NV	12,990	766,930

Industrial Conglomerates - 2.89%
3M Co.	4,500	944,550

Insurance - 0.23%
Brighthouse Financial, Inc.(a)	1,225	74,480

Integrated Oil & Gas - 5.72%
Chevron Corp.	9,750	1,145,625
ConocoPhillips	14,450	723,223
		1,868,848

Integrated Telecommunication Services - 2.60%
AT&T, Inc.	21,700	849,989
	Shares	Value (Note 1)
Investment Banking & Brokerage - 2.24%
Morgan Stanley	15,200	$732,184

Life & Health Insurance - 2.14%
MetLife, Inc.	13,480	700,286

Life Sciences Tools & Services - 2.61%
Thermo Fisher Scientific, Inc.	4,500	851,400

Managed Health Care - 3.53%
Aetna, Inc.	7,250	1,152,822

Miscellaneous Manufacturing - 3.62%
Siemens AG - Sponsored ADR	16,700	1,181,525

Movies & Entertainment - 2.08%
Walt Disney Co.	6,900	680,133

Oil & Gas Equipment & Services - 2.26%
Halliburton Co.	16,050	738,782

Oil & Gas Exploration & Production - 1.11%
Devon Energy Corp.	9,875	362,511

Pharmaceuticals - 12.95%
GlaxoSmithKline PLC - Sponsored ADR	13,800	560,280
Johnson & Johnson	5,915	769,009
Mallinckrodt PLC(a)	1,477	55,195
Merck & Co., Inc.	15,150	970,055
Novartis AG - Sponsored ADR	9,600	824,160
Pfizer, Inc.	29,550	1,054,935
		4,233,634

Property & Casualty Insurance - 9.19%
Allstate Corp.	8,600	790,426
Chubb Ltd.	8,306	1,184,020
Travelers Cos., Inc.	8,400	1,029,168
		3,003,614

Regional Banks - 2.99%
BB&T Corp.	20,850	978,699

Systems Software - 6.60%
Microsoft Corp.	15,850	1,180,667
Oracle Corp.	20,200	976,670
		2,157,337

TOTAL COMMON STOCKS
(Cost $21,129,779)		32,171,464

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 1.53%
JPMorgan U.S. Government Money Fund, Institutional Class	0.884%	498,562	$498,562

TOTAL SHORT TERM INVESTMENTS
(Cost $498,562)			498,562

TOTAL INVESTMENTS 99.96%
(Cost $21,628,341)			$32,670,026

Other Assets In Excess Of Liabilities and 0.04%			13,958

NET ASSETS 100.00%			$32,683,984

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	27.52%	$8,995,423
Health Care	21.86	7,144,654
Industrials	13.72	4,481,168
Information Technology	12.80	4,186,431
Energy	9.09	2,970,141
Consumer Staples	4.36	1,423,710
Consumer Discretionary	3.82	1,249,716
Materials	2.66	870,232
Telecommunication Services	2.60	849,989
TOTAL COMMON STOCKS	98.43	32,171,464

SHORT TERM INVESTMENTS	1.53	498,562

TOTAL INVESTMENTS	99.96%	$32,670,026
Other Assets In Excess Of Liabilities	0.04	13,958
TOTAL NET ASSETS	100.00%	$32,683,984

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 87.70%
Austria - 2.69%
Erste Group Bank AG	214,060	$9,245,803

Brazil - 8.14%
AES Tiete Energia SA	993,462	4,473,034
Ambev SA - ADR	763,550	5,031,794
B3 SA - Brasil Bolsa Balcao	675,100	5,088,056
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	564,100	5,900,486
Telefonica Brasil SA - ADR	469,150	7,431,336
		27,924,706

Chile - 0.36%
Vina Concha y Toro SA	745,970	1,239,729

China - 2.76%
China Petroleum & Chemical Corp., Class H	7,104,000	5,320,088
Great Wall Motor Co. Ltd., Class H	3,381,500	4,155,666
		9,475,754

Czech Republic - 0.61%
Moneta Money Bank AS(a)(b)	598,450	2,107,098

Greece - 1.97%
OPAP SA	639,800	6,767,814

Hong Kong - 19.05%
AIA Group Ltd.	1,440,000	10,618,055
China Everbright Ltd.	3,274,000	7,527,400
China Mobile Ltd. - Sponsored ADR	50,850	2,571,485
IGG, Inc.	4,160,000	5,570,383
Nine Dragons Paper Holdings Ltd.	2,650,000	5,210,712
Sands China Ltd.	757,000	3,939,276
Times Property Holdings Ltd.	6,100,000	6,262,737
Value Partners Group Ltd.	7,559,450	6,822,434
WH Group Ltd.(a)(b)	6,510,000	6,917,021
Xinhua Winshare Publishing and Media Co. Ltd., Class H	1,865,000	1,527,984
Xinyi Glass Holdings Ltd.	6,330,000	6,255,774
Xtep International Holdings Ltd.	6,315,000	2,174,631
		65,397,892

Hungary - 0.45%
Magyar Telekom Telecommunications PLC(c)	841,250	1,531,123

India - 4.46%
Ascendas India Trust	4,663,900	3,661,804
ICICI Bank Ltd. - Sponsored ADR	1,061,225	9,084,086

	Shares	Value (Note 1)
India (continued)
RHT Health Trust	4,072,200	$2,566,796
		15,312,686

Indonesia - 4.70%
Bank Rakyat Indonesia Persero Tbk PT	4,317,500	4,896,415
Gudang Garam Tbk PT	863,300	4,217,473
Indo Tambangraya Megah Tbk PT	1,721,000	2,587,441
Telekomunikasi Indonesia Persero Tbk PT	12,775,000	4,438,860
		16,140,189

Israel - 1.64%
Elbit Systems Ltd.	38,200	5,611,989

Mexico - 1.28%
PLA Administradora Industrial S de RL de CV	2,554,250	4,397,350

Russia - 7.75%
Globaltrans Investment PLC - Sponsored GDR(a)	873,337	8,174,434
LUKOIL PJSC - Sponsored ADR	124,500	6,602,235
MMC Norilsk Nickel PJSC - ADR	378,550	6,511,060
Mobile TeleSystems PJSC - Sponsored ADR	64,400	672,336
Sberbank of Russia - Sponsored ADR	325,650	4,647,026
		26,607,091

South Africa - 0.43%
Remgro Ltd.	96,800	1,468,150

South Korea - 12.90%
Doosan Bobcat, Inc.	159,775	5,098,683
Hanon Systems	670,374	7,374,787
Hyundai Motor Co.	1,090	143,227
KT&G Corp.	56,000	5,158,248
Macquarie Korea Infrastructure Fund	380,000	2,820,099
Samsung Electronics Co. Ltd.	5,970	13,364,544
Samsung Life Insurance Co. Ltd.	59,000	5,820,928
SK Telecom Co. Ltd.	20,300	4,519,579
		44,300,095

Taiwan - 14.46%
Advanced Semiconductor Engineering, Inc.	3,418,856	4,182,811
Asian Pay Television Trust	9,370,000	3,937,410
CTCI Corp.	2,300,000	3,693,774
Ibase Technology, Inc.	32,469	56,320
King Yuan Electronics Co. Ltd.	6,500,000	6,376,962
Largan Precision Co. Ltd.	26,500	4,657,862
Mega Financial Holding Co. Ltd.	508,000	397,032
Powertech Technology, Inc.	1,380,000	3,977,444
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	244,550	9,182,852
Win Semiconductors Corp.	1,127,649	7,214,217

	Shares	Value (Note 1)
Taiwan (continued)
Wistron NeWeb Corp.	2,078,002	$5,961,818
		49,638,502

Thailand - 0.94%
Major Cineplex Group PCL	3,522,200	3,221,202

Turkey - 1.77%
Arcelik AS	954,000	6,083,408

Vietnam - 1.34%
Saigon Securities, Inc.	4,180,000	4,607,353

TOTAL COMMON STOCKS
(Cost $246,649,874)		301,077,934

	Shares	Value (Note 1)
PARTICIPATORY NOTES - 8.60%
China - 3.29%
Qingdao Haier Co. Ltd. (Issued by Morgan Stanley), Expires 01/04/2019	4,965,000	11,278,653

India - 5.31%
Indiabulls Housing Finance Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 01/30/2020	564,366	10,426,342
Power Grid Corp of India Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/27/2019	2,420,308	7,818,202
		18,244,544

TOTAL PARTICIPATORY NOTES
(Cost $23,707,527)		29,523,197

7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 3.05%
JPMorgan U.S. Government Money Fund, Institutional Class	0.884%	10,463,295	10,463,295

TOTAL SHORT TERM INVESTMENTS
(Cost $10,463,295)			10,463,295

TOTAL INVESTMENTS 99.35%
(Cost $280,820,696)			$341,064,426

Other Assets In Excess Of Liabilities and 0.65%			2,253,262

NET ASSETS 100.00%			$343,317,688

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2017, the aggregate market value of those securities was $17,198,553, which represents approximately 5.01% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2017, these securities had an aggregate value of $9,024,119 or 2.63% of net assets.
(c)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	21.87%	$75,149,935
Information Technology	17.64	60,545,213
Consumer Discretionary	13.28	45,581,179
Consumer Staples	6.58	22,564,265
Industrials	6.57	22,578,880
Telecommunication Services	6.18	21,164,719
Energy	4.22	14,509,764
Real Estate	4.17	14,321,891
Materials	3.42	11,721,772
Utilities	3.02	10,373,520
Health Care	0.75	2,566,796
TOTAL COMMON STOCKS	87.70	301,077,934

PARTICIPATORY NOTES
Consumer Discretionary	3.29	11,278,653
Financials	3.03	10,426,342
Utilities	2.28	7,818,202
TOTAL PARTICIPATORY NOTES	8.60	29,523,197

SHORT TERM INVESTMENTS	3.05	10,463,295

TOTAL INVESTMENTS	99.35%	$341,064,426
Other Assets In Excess Of Liabilities	0.65	2,253,262
TOTAL NET ASSETS	100.00%	$343,317,688

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.39%
Agriculture - 1.95%
Archer-Daniels-Midland Co.(a)	14,100	$599,391

Auto Parts & Equipment - 2.51%
Johnson Controls International PLC	19,200	773,568

Chemicals - 2.47%
DowDuPont, Inc.(a)	11,000	761,558

Communications Equipment - 5.46%
Cisco Systems, Inc.	31,900	1,072,797
Corning, Inc.(a)	20,400	610,368
		1,683,165

Distributors - 3.23%
Genuine Parts Co.(a)	10,400	994,760

Diversified Banks - 6.95%
HSBC Holdings PLC - Sponsored ADR	12,600	622,566
JPMorgan Chase & Co.	5,750	549,182
Wells Fargo & Co.(a)	17,600	970,640
		2,142,388

Electric - 6.38%
Edison International	13,700	1,057,229
PPL Corp.	23,900	907,005
		1,964,234

Electrical Components & Equipment - 3.19%
Eaton Corp. PLC(a)	12,800	982,912

Household Products - 1.49%
Unilever NV(a)	7,800	460,512

Industrial Conglomerates - 5.36%
General Electric Co.(a)	36,700	887,406
Honeywell International, Inc.(a)	5,400	765,396
		1,652,802

Integrated Oil & Gas - 10.58%
Chevron Corp.(a)	9,080	1,066,900
ConocoPhillips	12,650	633,132
Exxon Mobil Corp.	11,400	934,572
Royal Dutch Shell PLC, - Class B, Sponsored ADR	10,000	625,400
		3,260,004

Integrated Telecommunication Services - 3.10%
AT&T, Inc.	24,400	955,748

	Shares	Value (Note 1)
Life & Health Insurance - 3.08%
MetLife, Inc.(a)	18,250	$948,088

Pharmaceuticals - 16.71%
AstraZeneca PLC - Sponsored ADR(a)	23,050	780,934
Johnson & Johnson	8,100	1,053,081
Merck & Co., Inc.	14,100	902,823
Novartis AG - Sponsored ADR	10,300	884,255
Novo Nordisk A/S - Sponsored ADR(a)	12,700	611,505
Pfizer, Inc.	25,600	913,920
		5,146,518

Property & Casualty Insurance - 6.03%
Chubb Ltd.	6,500	926,575
Travelers Cos., Inc.(a)	7,600	931,152
		1,857,727

Semiconductors - 2.55%
Intel Corp.(a)	20,600	784,448

Specialized REITs - 6.36%
HCP, Inc.	32,500	904,475
Welltower, Inc.	15,000	1,054,200
		1,958,675

Systems Software - 2.01%
Microsoft Corp.(a)	8,300	618,267

Telecommunications - 3.53%
Verizon Communications, Inc.	22,000	1,088,780

Tobacco - 4.45%
Altria Group, Inc.	12,150	770,553
Philip Morris International, Inc.	5,400	599,454
		1,370,007

TOTAL COMMON STOCKS
(Cost $29,147,064)		30,003,552

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 2.86%
JPMorgan U.S. Government Money Fund, Institutional Class	0.884%	880,611	880,611

TOTAL SHORT TERM INVESTMENTS
(Cost $880,611)			880,611

Value (Note 1)
TOTAL INVESTMENTS 100.25%
(Cost $30,027,675)	$30,884,163

Liabilities In Excess Of Other Assets ((0.25)%)	(76,653)

NET ASSETS 100.00%	$30,807,510

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.56%)
Archer-Daniels-Midland Co., Expires October, 2017, Exercise Price $43.00	(131)	$(6,157)
AstraZeneca PLC - Sponsored ADR, Expires October, 2017, Exercise Price $33.00	(116)	(12,064)
Chevron Corp., Expires October, 2017, Exercise Price $118.00	(23)	(2,254)
Corning, Inc., Expires October, 2017, Exercise Price $29.00	(97)	(10,670)
DowDuPont, Inc., Expires October, 2017, Exercise Price $71.00	(54)	(1,404)
Eaton Corp. PLC, Expires October, 2017, Exercise Price $75.00	(51)	(12,750)
General Electric Co., Expires October, 2017, Exercise Price $24.50	(184)	(4,968)
Genuine Parts Co., Expires October, 2017, Exercise Price $87.50	(52)	(44,720)
Honeywell International, Inc., Expires October, 2017, Exercise Price $140.00	(53)	(15,635)
Intel Corp., Expires October, 2017, Exercise Price $37.50	(103)	(8,755)
MetLife, Inc., Expires October, 2017, Exercise Price $50.50	(182)	(28,938)
Microsoft Corp., Expires October, 2017, Exercise Price $76.50	(78)	(2,262)
Novo Nordisk A/S - Sponsored ADR, Expires October, 2017, Exercise Price $50.00	(64)	(1,408)
Travelers Cos., Inc., Expires October, 2017, Exercise Price $125.00	(38)	(3,914)
Unilever NV, Expires October, 2017, Exercise Price $60.00	(78)	(3,510)

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value
CALL OPTIONS WRITTEN (continued)
Wells Fargo & Co., Expires October, 2017, Exercise Price $54.00	(88)	$(15,048)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $98,243)		(174,457)

TOTAL WRITTEN OPTIONS
(Premiums received $98,243)		$(174,457)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of September 30, 2017.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	16.71%	$5,146,518
Financials	16.06	4,948,203
Industrials	11.06	3,409,282
Energy	10.58	3,260,004
Information Technology	10.02	3,085,880
Consumer Staples	7.89	2,429,910
Telecommunication Services	6.63	2,044,528
Utilities	6.38	1,964,234
Real Estate	6.36	1,958,675
Consumer Discretionary	3.23	994,760
Materials	2.47	761,558
TOTAL COMMON STOCKS	97.39	30,003,552

PURCHASED OR WRITTEN OPTION
Materials	0.00	(1,404)
Energy	(0.01)	(2,254)
Consumer Staples	(0.03)	(9,667)
Health Care	(0.04)	(13,472)
Information Technology	(0.07)	(21,687)
Industrials	(0.11)	(33,353)
Consumer Discretionary	(0.15)	(44,720)
Financials	(0.15)	(47,900)
TOTAL PURCHASED OR WRITTEN OPTION	(0.56)	(174,457)

SHORT TERM INVESTMENTS	2.86	880,611

TOTAL INVESTMENTS	99.69%	$30,709,706
Other Assets In Excess Of Liabilities	0.31	97,804
TOTAL NET ASSETS	100.00%	$30,807,510

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
September 30, 2017 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2017 all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2017 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)	$234,005,374	$–	$–	$234,005,374
Preferred Stock	5,294,943	–	–	5,294,943
Short Term Investments	5,082,123	–	–	5,082,123
Total	$244,382,440	$–	$–	$244,382,440

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$1,843,974,477	$–	$–	$1,843,974,477
Short Term Investments	11,780,773	–	–	11,780,773
Total	$1,855,755,250	$–	$–	$1,855,755,250

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$3,746,887	$–	$–	$3,746,887
Short Term Investments	74,679	–	–	74,679
Total	$3,821,566	$–	$–	$3,821,566

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$32,171,464	$–	$–	$32,171,464
Short Term Investments	498,562	–	–	498,562
Total	$32,670,026	$–	$–	$32,670,026

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)
China	$5,320,088	$4,155,666	$–	$9,475,754
Other	291,602,180	–	–	291,602,180
Participatory Notes	–	29,523,197	–	29,523,197
Short Term Investments	10,463,295	–	–	10,463,295
Total	$307,385,563	$33,678,863	$–	$341,064,426

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(2)	$30,003,552	$–	$–	$30,003,552
Short Term Investments	880,611	–	–	880,611
Total	$30,884,163	$–	$–	$30,884,163

Other Financial Instruments
Liabilities
Purchased or written option	$(174,457)	–	–	$(174,457)
Total	$(174,457)	–	–	$(174,457)

(1)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.
(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Transfers into and out of Levels 1 and 2 for the period ended September 30, 2017 were as follows:

	Level 1		Level 2
Cullen International High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$-	$(4,155,666)	$4,155,666	$-
Total	$-	$(4,155,666)	$4,155,666	$-

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs

(Level 3) were used is not applicable for these Funds.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	November 28, 2017

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Principal Financial Officer

Date:	November 28, 2017